Supplemental Disclosure of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash interest on acquisition consideration payable	$ 240	[1]	$ 940	[1]	$ 743	[1]
Cash paid for interest	548		602		388
Cash paid for income taxes	$ 14,103		$ 18,475		$ 22,723

[1]	recorded within interest expense